LOSS PER ORDINARY SHARE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Options shares	Dec. 31, 2021 USD ($) Options shares	Dec. 31, 2020 USD ($) Options shares	Dec. 31, 2019 Options
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares | shares	7,930,928	6,242,946	5,945,888
Loss | $	$ 24,701	$ 16,358	$ 14,172
Preferred shares dividend | $	(9,038)	(8,211)	(6,498)
For the computation of basic and diluted loss per share | $	$ 33,739	$ 24,569	$ 20,670
Number of options to employees and consultants outstanding under the share-based compensation plan | Options	5,286,884	3,854,974	3,456,165	3,332,160
Number of shares issued for acquisition | Options	1,228,410	1,600,499	0
Preferred shares outstanding | shares	36,138,588	34,606,789	29,514,698
Preferred shares
LOSS PER ORDINARY SHARE
Preferred shares outstanding | shares	27,660,151	27,660,151	23,323,730